Shareholders' Equity - Share options (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share based payments	€ 3,955	€ 2,784
IFRS General and administrative costs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share based payments	2,915	1,952
Research and development costs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share based payments	€ 1,040	€ 832